Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments in U.S. Treasury notes - amortized cost	99,057,395	81,041,000
Cash denominated in foreign currencies, cost	4,308,932	1,754,566
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	368,743,783	634,052,301
Cash denominated in foreign currencies , cost	(1,234,117)	(2,107,152)
Managing Owner Interest [Member]
Units outstanding	8,774.775	8,207.970
Series 1 Unitholders [Member]
Units outstanding	404,080.828	603,996.596
Series 2 Unitholders [Member]
Units outstanding	242.952	190.737
Series 3 Unitholders [Member]
Units outstanding	27,951.367	25,863.120
Series 4 Unitholders [Member]
Units outstanding	1,322.742	606.787